SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based payment expenses	$ 371	$ 459	$ 1,056	$ 1,916	$ 1,638	$ 2,030
Cost of Sales [Member]
Stock-based payment expenses	6	(11)	11	37
Research and Development Expense [Member]
Stock-based payment expenses	58	131	323	442
Selling and Marketing Expense [Member]
Stock-based payment expenses	21	35	83	134
General and Administrative Expense [Member]
Stock-based payment expenses	$ 286	$ 304	$ 639	$ 1,303